Other Taxes (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Taxes [Line Items]
Other taxes, asset, current and non current	R$ 1,531,467	R$ 1,709,145		R$ 1,717,072
Other taxes, asset, current	836,434	1,081,587		978,247		R$ 723,990
Other taxes, asset, non current	695,033	627,558		738,825
Other taxes, liability, current and non current	1,432,116	2,311,326		2,887,715
Other taxes, liability, current	813,673	1,443,662		1,814,335
Other taxes, liability, non current	618,443	867,664		1,073,380
State VAT (ICMS)
Taxes [Line Items]
Other taxes, asset, current and non current	1,256,277	1,411,538	[1]	1,351,048	[1]
Other taxes, liability, current and non current	494,361	610,847	[1]	681,167	[1]
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Other taxes, asset, current and non current	213,814	244,853		275,717
Other taxes, liability, current and non current	183,390	184,472	[2]	853,747	[2]
Other Tax [Member]
Taxes [Line Items]
Other taxes, asset, current and non current	61,376	52,754		90,307
Other taxes, liability, current and non current	129,854	530,153	[3]	392,121	[3]
ICMS Agreement No. 69/1998
Taxes [Line Items]
Other taxes, liability, current and non current	32,866	22,595		25,766
FUST/FUNTTEL/broadcasting fees
Taxes [Line Items]
Other taxes, liability, current and non current	R$ 591,645	R$ 963,259		R$ 934,914

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000. Further, pursuant to Rio de Janeiro State Laws 7298/2016 and 7019/2015, the Company and its subsidiaries joined the program under which State Government debts can be offset against ICMS tax payable by the Company and its subsidiaries, as provided for by Articles 170 and 170-A of the National Tax Code and Article 190 of the Rio de Janeiro State Tax Code.
[2]	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[3]	Consisting basically of withholding tax on intragroup loans and interest on capital.